Related Parties-Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of Transactions with Related Parties

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Key management compensation:
Labor cost and related expenses	$2,267	$2,202	$1,737
Share-based payments	1,866	2,075	817
Other	427	406	420

	$4,560	$4,683	$2,974

Schedule of Balances with Related Parties

	December 31
	2018	2017
	U.S. dollars in thousands
Key management-
Payables and accrued expenses - for salary and related expenses	$484	$409

Severance pay obligations	$76	$88

Provision for vacation	$116	$97